FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Schedule of Foreign Currency Exchange (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	$ 27,323,468	$ 28,827,347	$ 1,121,150	$ 35,242,363	$ 14,988,112
Lease and other receivables, net	5,513,029	4,390,388
Accounts payable and accrued expenses	11,694,817	8,356,915
Long-term debt	296,769,786	267,216,692
CRC
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	60,877	10,464
Lease and other receivables, net	40,592	53,496
Other current and non-current assets	2,830,573	3,205,160
Sub-total	2,932,042	3,269,120
Accounts payable and accrued expenses	463,774	349,181
Long-term debt	0
Sub-total	463,774	349,181
Net	2,468,268	2,919,939
PEN
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	522,422	611,247
Lease and other receivables, net	240,811	165,779
Other current and non-current assets	5,458,125	2,810,212
Sub-total	6,221,358	3,587,238
Accounts payable and accrued expenses	2,443,572	1,042,279
Long-term debt	0
Sub-total	2,443,572	1,042,279
Net	3,777,786	2,544,959
MXN
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	2,067,614
Lease and other receivables, net	560,410
Other current and non-current assets	13,863
Sub-total	2,641,887
Accounts payable and accrued expenses	237,677
Long-term debt	0
Sub-total	237,677
Net	2,404,210
COP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	0
Lease and other receivables, net	0
Other current and non-current assets	0
Sub-total	0
Accounts payable and accrued expenses	0
Long-term debt	12,487,890
Sub-total	12,487,890
Net	(12,487,890)
Total
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	2,650,913	621,711
Lease and other receivables, net	841,813	219,275
Other current and non-current assets	8,302,561	6,015,372
Sub-total	11,795,287	6,856,358
Accounts payable and accrued expenses	3,145,023	1,391,460
Long-term debt	12,487,890
Sub-total	15,632,913	1,391,460
Net	$ (3,837,626)	$ 5,464,898